Leases - Summary of Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Leases
2026	¥ 11,867
2027	7,855
2028	5,406
Subtotal	25,128
Less: imputed interest	(1,602)
Lease liabilities	¥ 23,526